CAPITAL APPRECIATION VARIABLE ACCOUNT	HIGH YIELD VARIABLE ACCOUNT
GOVERNMENT SECURITIES VARIABLE ACCOUNT	MONEY MARKET VARIABLE ACCOUNT
GLOBAL GOVERNMENTS VARIABLE ACCOUNT	TOTAL RETURN VARIABLE ACCOUNT

CAPITAL APPRECIATION VARIABLE ACCOUNT

The Board of Managers of the Capital Appreciation Variable Account (“Capital Appreciation Account”) has approved the proposed reorganization of the Capital Appreciation Account into a sub-account of a unit investment trust that invests its assets entirely in shares of the MFS Variable Insurance Trust II – MFS Massachusetts Investors Growth Stock Portfolio (“Investors Growth Stock Portfolio”). The proposed transaction is subject to approval by the shareholders of the Capital Appreciation Account at a shareholders’ meeting expected to be held in November 2011. No assurance can be given that the reorganization will occur.

Under the terms of the proposed Agreement and Plan of Reorganization, the Capital Appreciation Account’s assets and liabilities would be transferred to the Investors Growth Stock Portfolio in return for shares of the Investors Growth Stock Portfolio with equal total net asset value as of the valuation date. The proposed transaction is expected to be a tax-free event for federal income tax purposes.

The investment objective of both the Capital Appreciation Account and the Investors Growth Stock Portfolio is to seek capital appreciation. The Investors Growth Stock Portfolio’s objective may be changed without shareholder approval. Additionally, the investment policies, strategies and restrictions of the Investors Growth Stock Portfolio are substantially similar to the investment policies, strategies and restrictions of the Capital Appreciation Account.

A full description of the Investors Growth Stock Portfolio and the terms of the proposed reorganization will be contained in a combined prospectus/proxy statement, which is expected to be mailed to shareholders of the Capital Appreciation Account in September 2011.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of Investors Growth Stock Portfolio, nor is it a solicitation of any proxy.  For more information regarding the Investors Growth Stock Portfolio, or to receive a free copy of a prospectus/proxy statement relating to the proposed reorganization (and containing important information about fees, expenses and risk considerations) once a registration statement relating to the proposed reorganization has been filed with the Securities and Exchange Commission and becomes effective, please call 1-800-225-2606.  The prospectus/proxy statement will also be available for free on the Securities and Exchange Commission’s Web site (http://www.sec.gov).  Please read the prospectus/proxy statement carefully before making any investment decisions.

GOVERNMENT SECURITIES VARIABLE ACCOUNT

The Board of Managers of the Government Securities Variable Account (“Government Securities Account”) has approved the proposed reorganization of the Government Securities Account into a sub-account of a unit investment trust that invests its assets entirely in shares of the MFS Variable Insurance Trust II – MFS Government Securities Portfolio (“Government Securities Portfolio”). The proposed transaction is subject to approval by the shareholders of the Government Securities Account at a shareholders’ meeting expected to be held in November 2011. No assurance can be given that the reorganization will occur.

Under the terms of the proposed Agreement and Plan of Reorganization, the Government Securities Account’s assets and liabilities would be transferred to the Government Securities Portfolio in return for shares of the Government Securities Portfolio with equal total net asset value as of the valuation date. The proposed transaction is expected to be a tax-free event for federal income tax purposes.

The investment objective of the both the Government Securities Account and the Government Securities Portfolio is to seek total return with an emphasis on current income, but also considering capital appreciation. The Government Securities Portfolio’s objective may be changed without shareholder approval. Additionally, the investment policies, strategies and restrictions of the Government Securities Portfolio are substantially similar to the investment policies, strategies and restrictions of the Government Securities Account.

A full description of the Government Securities Portfolio and the terms of the proposed reorganization will be contained in a combined prospectus/proxy statement, which is expected to be mailed to shareholders of the Government Securities Account in September, 2011.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of Government Securities Portfolio, nor is it a solicitation of any proxy.  For more information regarding the Government Securities Portfolio, or to receive a free copy of a prospectus/proxy statement relating to the proposed reorganization (and containing important information about fees, expenses and risk considerations) once a registration statement relating to the proposed reorganization has been filed with the Securities and Exchange Commission and becomes effective, please call 1-800-225-2606.  The prospectus/proxy statement will also be available for free on the Securities and Exchange Commission’s Web site (http://www.sec.gov).  Please read the prospectus/proxy statement carefully before making any investment decisions.

GLOBAL GOVERNMENTS VARIABLE ACCOUNT

The Board of Managers of the Global Governments Variable Account (“Global Governments Account”) has approved the proposed reorganization of the Global Governments Account into a sub-account of a unit investment trust that invests its assets entirely in shares of the MFS Variable Insurance Trust II – MFS Global Governments Portfolio (“Global Governments Portfolio”). The proposed transaction is subject to approval by the shareholders of the Global Governments Account at a shareholders’ meeting expected to be held in November 2011. No assurance can be given that the reorganization will occur.

Under the terms of the proposed Agreement and Plan of Reorganization, the Global Governments Account’s assets and liabilities would be transferred to the Global Governments Portfolio in return for shares of the Global Governments Portfolio with equal total net asset value as of the valuation date. The proposed transaction is expected to be a tax-free event for federal income tax purposes.

The investment objective of both the Global Governments Account and the Global Governments Portfolio is to seek total return with an emphasis on current income, but also considering capital appreciation. The Global Governments Portfolio’s objective may be changed without shareholder approval. Additionally, the investment policies, strategies and restrictions of the Global Governments Portfolio are substantially similar to the investment policies, strategies and restrictions of the Global Governments Account.

A full description of the Global Governments Portfolio and the terms of the proposed reorganization will be contained in a combined prospectus/proxy statement, which is expected to be mailed to shareholders of the Global Governments Account in September 2011.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of Global Governments Portfolio, nor is it a solicitation of any proxy.  For more information regarding the Global Governments Portfolio, or to receive a free copy of a prospectus/proxy statement relating to the proposed reorganization (and containing important information about fees, expenses and risk considerations) once a registration statement relating to the proposed reorganization has been filed with the Securities and Exchange Commission and becomes effective, please call 1-800-225-2606.  The prospectus/proxy statement will also be available for free on the Securities and Exchange Commission’s Web site (http://www.sec.gov).  Please read the prospectus/proxy statement carefully before making any investment decisions.

HIGH YIELD VARIABLE ACCOUNT

The Board of Managers of the High Yield Variable Account (“High Yield Account”) has approved the proposed reorganization of the High Yield Account into a sub-account of a unit investment trust that invests its assets entirely in shares of the MFS Variable Insurance Trust II – MFS High Yield Portfolio (“High Yield Portfolio”). The proposed transaction is subject to approval by the shareholders of the High Yield Account at a shareholders’ meeting expected to be held in November 2011. No assurance can be given that the reorganization will occur.

Under the terms of the proposed Agreement and Plan of Reorganization, the High Yield Account’s assets and liabilities would be transferred to the High Yield Portfolio in return for shares of the High Yield Portfolio with equal total net asset value as of the valuation date. The proposed transaction is expected to be a tax-free event for federal income tax purposes.

The investment objective of both the High Yield Account and the High Yield Portfolio is to seek total return with an emphasis on high current income, but also considering capital appreciation. The High Yield Portfolio’s objective may be changed without shareholder approval. Additionally, the investment policies, strategies and restrictions of the High Yield Portfolio are substantially similar to the investment policies, strategies and restrictions of the High Yield Account.

A full description of the High Yield Portfolio and the terms of the proposed reorganization will be contained in a combined prospectus/proxy statement, which is expected to be mailed to shareholders of the High Yield Account in September 2011.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of High Yield Portfolio, nor is it a solicitation of any proxy.  For more information regarding the High Yield Portfolio, or to receive a free copy of a prospectus/proxy statement relating to the proposed reorganization (and containing important information about fees, expenses and risk considerations) once a registration statement relating to the proposed reorganization has been filed with the Securities and Exchange Commission and becomes effective, please call 1-800-225-2606.  The prospectus/proxy statement will also be available for free on the Securities and Exchange Commission’s Web site (http://www.sec.gov).  Please read the prospectus/proxy statement carefully before making any investment decisions.

MONEY MARKET VARIABLE ACCOUNT

The Board of Managers of the Money Market Variable Account (“Money Market Account”) has approved the proposed reorganization of the Money Market Account into a sub-account of a unit investment trust that invests its assets entirely in shares of the MFS Variable Insurance Trust II – MFS Money Market Portfolio (“Money Market Portfolio”). The proposed transaction is subject to approval by the shareholders of the Money Market Account at a shareholders’ meeting expected to be held in November 2011. No assurance can be given that the reorganization will occur.

Under the terms of the proposed Agreement and Plan of Reorganization, the Money Market Account’s assets and liabilities would be transferred to the Money Market Portfolio in return for shares of the Money Market Portfolio with equal total net asset value as of the valuation date. The proposed transaction is expected to be a tax-free event for federal income tax purposes.

The investment objective of both the Money Market Account and the Money Market Portfolio is to seek a high level of current income consistent with preservation of capital and liquidity. The Money Market Portfolio’s objective may be changed without shareholder approval. Additionally, the investment policies, strategies and restrictions of the Money Market Portfolio are substantially similar to the investment policies, strategies and restrictions of the Money Market Account.

In buying and selling investments for the Money Market Portfolio, MFS (Massachusetts Financial Services Company, the Money Market Portfolio’s investment adviser) seeks to comply with Securities and Exchange Commission rules for money market funds regarding credit quality, diversification, liquidity, and maturity. MFS stresses maintaining a stable $1.00 share price, liquidity, and income.

A full description of the Money Market Portfolio and the terms of the proposed reorganization will be contained in a combined prospectus/proxy statement, which is expected to be mailed to shareholders of the Money Market Account in September 2011.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of Money Market Portfolio, nor is it a solicitation of any proxy.  For more information regarding the Money Market Portfolio, or to receive a free copy of a prospectus/proxy statement relating to the proposed reorganization (and containing important information about fees, expenses and risk considerations) once a registration statement relating to the proposed reorganization has been filed with the Securities and Exchange Commission and becomes effective, please call 1-800-225-2606.  The prospectus/proxy statement will also be available for free on the Securities and Exchange Commission’s Web site (http://www.sec.gov).  Please read the prospectus/proxy statement carefully before making any investment decisions.

TOTAL RETURN VARIABLE ACCOUNT

The Board of Managers of the Total Return Variable Account (“Total Return Account”) has approved the proposed reorganization of the Total Return Account into a sub-account of a unit investment trust that invests its assets entirely in shares of the MFS Variable Insurance Trust II – MFS Total Return Portfolio (“Total Return Portfolio”). The proposed transaction is subject to approval by the shareholders of the Total Return Account at a shareholders’ meeting expected to be held in November 2011. No assurance can be given that the reorganization will occur.

Under the terms of the proposed Agreement and Plan of Reorganization, the Total Return Account’s assets and liabilities would be transferred to the Total Return Portfolio in return for shares of the Total Return Portfolio with equal total net asset value as of the valuation date. The proposed transaction is expected to be a tax-free event for federal income tax purposes.

The investment objective of both the Total Return Account and the Total Return Portfolio is to seek total return. The Total Return Portfolio’s objective may be changed without shareholder approval. Additionally, the investment policies, strategies and restrictions of the Total Return Portfolio are substantially similar to the investment policies, strategies and restrictions of the Total Return Account.

A full description of the Total Return Portfolio and the terms of the proposed reorganization will be contained in a combined prospectus/proxy statement, which is expected to be mailed to shareholders of the Total Return Account in September 2011.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of Total Return Portfolio, nor is it a solicitation of any proxy.  For more information regarding the Total Return Portfolio, or to receive a free copy of a prospectus/proxy statement relating to the proposed reorganization (and containing important information about fees, expenses and risk considerations) once a registration statement relating to the proposed reorganization has been filed with the Securities and Exchange Commission and becomes effective, please call 1-800-225-2606.  The prospectus/proxy statement will also be available for free on the Securities and Exchange Commission’s Web site (http://www.sec.gov).  Please read the prospectus/proxy statement carefully before making any investment decisions.